UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2005
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Jet Capital Investors, L.P.
           --------------------------------------------------
Address:   667 Madison Avenue, 9th Floor
           --------------------------------------------------
           New York, New York 10021
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-11127
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Alan S. Cooper
           --------------------------------------------------
Title:     Managing Member of Jet Capital GP, L.L.C.
           --------------------------------------------------
Phone:     (212) 372-2519
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ Alan S. Cooper              New York, NY             8/15/2005
       ------------------------   --------------------------  ---------------
             [Signature]               [City, State]              [Date]


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:             56
                                               -------------

Form 13F Information Table Value Total:          $311,276
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                  FORM 13F INFORMATION TABLE
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                           VALUE    SHRS OR  SH/ PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL  DISCRETION MANAGERS  SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------

ALAMOSA HLDGS INC                 COM            011589108   2,085   150,000  SH        Defined             150,000
AMERICAN EXPRESS CO               COM            025816109   2,840    53,357  SH        Defined              53,357
AMERITRADE HLDG CORP NEW          COM            03074k100   4,390   235,908  SH        Defined             235,908
BOWNE & CO INC                    COM            103043105   2,460   170,100  SH        Defined             170,100
CHARTER COMMUNICATIONS INC D      COM CL A       16117m107     620   525,000  SH        Defined             525,000
CHENIERE ENERGY INC               COM            16411r208   1,288    41,400  SH        Defined              41,400
DELTA AIR LINES INC DEL           COM            247361108   1,748   465,000  SH        Defined             465,000
DOUBLECLICK INC                   COM            258609304   6,139   731,761  SH        Defined             731,761
FUELCELL ENERGY INC               COM            35952h106     259    25,390  SH        Defined              25,390
GUIDANT CORP                      COM            401698105  13,212   196,322  SH        Defined             196,322
HOMESTORE INC                     COM            437852106     582   286,793  SH        Defined             286,793
IMS HEALTH INC                    COM            449934108   7,566   305,439  SH        Defined             305,439
INFOUSA INC NEW                   COM            456818301   1,170   100,000  SH        Defined             100,000
INSIGHT COMMUNICATIONS INC        COM CL A       45768v108   4,814   435,672  SH        Defined             435,672
KEY ENERGY SVCS INC               COM            492914106  16,425 1,357,449  SH        Defined           1,357,449
KNIGHT CAPITAL GROUP INC          COM CL A       499005106  32,800 4,304,478  SH        Defined           4,304,478
LIONBRIDGE TECHNOLOGIES INC       COM            536252109   2,373   350,000  SH        Defined             350,000
MATRIXONE INC                     COM            57685p304     250    50,000  SH        Defined              50,000
MCDERMOTT INTL INC                COM            580037109   2,498   118,964  SH        Defined             118,964
MCI INC                           COM            552691107  16,579   644,863  SH        Defined             644,863
MORGAN STANLEY                    COM            617446448   1,821    34,700  SH        Defined              34,700
MPOWER HOLDING CORP               COM            62473l309     429   300,000  SH        Defined             300,000
MYLAN LABS INC                    COM            628530107   5,772   300,000  SH        Defined             300,000
NEW SKIES SATELLITES HLDGS        SHS            G64865101   3,974   200,200  SH        Defined             200,200
NTL INC DEL                       COM            62940m104   6,075    88,793  SH        Defined              88,793
ODYSSEY MARINE EXPLORATION I      COM            676118102     172    34,500  SH        Defined              34,500
PFIZER INC                        COM            717081103   1,531    55,500  SH        Defined              55,500
PROVIDIAN FINL CORP               COM            74406a102   4,893   277,536  SH        Defined             277,536
REGISTER COM INC                  COM            75914g101   2,737   364,949  SH        Defined             364,949
REMEC INC                         COM            759543200     943   147,400  SH        Defined             147,400
SCO GROUP INC                     COM            78403a106   2,317   605,071  SH        Defined             605,071
SEEBEYOND TECHNOLOGIES CORP       COM            815704101     418   100,000  SH        Defined             100,000
SHOPPING COM LTD                  SHS            m8405q102   8,680   416,306  SH        Defined             416,306
SIEBEL SYS INC                    COM            826170102   8,640   970,813  SH        Defined             970,813
SPRINT CORP                       COM            852061100  10,109   402,927  SH        Defined             402,927
S R TELECOM INC                   COM            78464p208      11    27,800  SH        Defined              27,800
TELEWEST GLOBAL INC               COM            87956t107     853    37,466  SH        Defined              37,466
UNIVISION COMMUNICATIONS INC      COM CL A       914906102     223     8,090  SH        Defined               8,090
UNOCAL CORP                       COM            915289102   7,221   111,012  SH        Defined             111,012
VERSO TECHNOLOGIES INC            COM            925317109      27   102,243  SH        Defined             102,243
VIACOM INC                        COM CLB        925524308   5,644   176,272  SH        Defined             176,272
ALTRIA GROUP INC                  COM            02209s103  49,394   763,900  SH  CALL  Defined             763,900
AMERICAN EXPRESS CO               COM            025816109   9,337   175,400  SH  CALL  Defined             175,400
GUIDANT CORP                      COM            401698105  12,451   185,000  SH  CALL  Defined             185,000
CHENIERE ENERGY INC               COM            16411r208     311    10,000  SH  CALL  Defined              10,000
SEPRACOR INC                      COM            817315104   3,601    60,000  SH  CALL  Defined              60,000
TIME WARNER INC                   COM            887317105  12,533   750,000  SH  CALL  Defined             750,000
ACXIOM CORP                       COM            005125109   2,088   100,000  SH  PUT   Defined             100,000
FOREST LABS INC                   COM            345838106   6,663   171,500  SH  PUT   Defined             171,500
GANNETT INC                       COM            364730101   1,423    20,000  SH  PUT   Defined              20,000
GOOGLE INC                        COM CL A       38259p508   5,883    20,000  SH  PUT   Defined              20,000
CHENIERE ENERGY INC               COM            16411r208   1,244    40,000  SH  PUT   Defined              40,000
NEW YORK TIMES CO                 COM CL A       650111107   3,947   126,700  SH  PUT   Defined             126,700
PFIZER INC                        COM            717081103   4,137   150,000  SH  PUT   Defined             150,000
U S G CORP                        COM            903293405   5,087   119,700  SH  PUT   Defined             119,700
LIBERTY MEDIA INTL INC            COM SER A      530719103     592 1,001,000  PRN       Defined           1,001,000


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